Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Feb. 10, 2014	Jun. 10, 2013
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalent Item, Description	P90D	P90D
Restricted cash and cash equivalents	$ 55,000,000	$ 0
Cash, uninsured amount	$ 100,800,000	$ 45,200,000
Investment Banking Deferred Revenue Recognition, duration		3 to 26 months
The Company's Interest in Net Assets of the Subsidiaries, Expressed as a Percentage		9.40%	9.40%	9.40%
Number of Operating Segments	5	4
Number of Operating Subsidiaries	4	3
Number of Business Lines	2	2
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Investment Banking Deferred Revenue Recognition, duration	3 months
Share-based compensation arrangement by share-based payment award, award vesting period	3 years 0 months 0 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Investment Banking Deferred Revenue Recognition, duration	26 years
Share-based compensation arrangement by share-based payment award, award vesting period	4 years 0 months 0 days
Maximum [Member] | Realty Capital [Member]
Summary of Significant Accounting Policies [Line Items]
Transaction Sales Commissions Earned by Related Percentage of Benchmark		7.00%
Gross Proceeds from the Sales of Common Stock, Before Allowances, Percentage of Benchmark		3.00%
Related party's share based compensation plan [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years 0 months 0 days
Related party's share based compensation plan [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	5 years 0 months 0 days
Share-based goods and nonemployee services compensation [Member]
Summary of Significant Accounting Policies [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years 0 months 0 days